Equity Method Investments - Summary of Franchise and Property Revenue (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues from affiliates:
Franchise royalties	$ 701.1	$ 657.0	$ 603.5
Property revenues	242.7	213.7	151.3
Franchise fees and other revenue	87.6	52.9	47.1
Total	1,031.4	923.6	801.9
Affiliates [Member]
Revenues from affiliates:
Franchise royalties	88.5	57.2	28.5
Property revenues	29.2	26.3	15.3
Franchise fees and other revenue	11.3	6.6	4.6
Total	$ 129.0	$ 90.1	$ 48.4